Financial Investors Trust
1290 Broadway, Suite 1100
Denver, Colorado 80203

July 17, 2015

Via EDGAR

Ms. Amy Miller
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	Financial Investors Trust (the “Registrant”)
Grandeur Peak Global Stalwarts Fund
Grandeur Peak International Stalwarts Fund
Grandeur Peak Global Micro Cap Fund (the “Funds”)
File Nos.  33-72424, 811-8194

Dear Ms. Miller:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in the definitive prospectus dated June 29, 2015, filed on July 2, 2015.

If you have any questions or further comments, please contact the undersigned at (720) 917-0864.

Very truly yours,
/s/ David T. Buhler

David T. Buhler
Secretary of Financial Investors Trust

cc:	Peter H. Schwartz, Esq., Davis Graham & Stubbs LLP